                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Milbank Winthrop & Co Inc
Address: 654 Madison Ave, Suite 1550
         New York, N.Y. 10021


Form 13F File Number: 28-04023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Janice Bennett
Title:   Principal
Phone:   (212) 980-2500

Signature, Place, and Date of Signing:

         /s/  Janice Bennett     New York, NY          11/14/00
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     89

Form 13F Information Table Value Total:     $164,351
                                              [thousands]


List of Other Included Managers:  NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]

                                                   Form 13F INFORMATION TABLE
                                                   MILBANK WINTHROP & CO. INC.
    ITEM 1            ITEM 2        ITEM 3        ITEM 4              ITEM 5          ITEM 6       ITEM 7          ITEM 8
    ------            ------        ------        ------              ------          ------       ------          ------
                                                  FAIR
                       TITLE       CUSIP          MARKET    SHRS OR                   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER       OF CLASS     NUMBER          VALUE     PRN AMT  SH/PRN  PUT/CALL DISCRETION  MANAGERS   SOLE   SHARED  NONE
--------------       --------     ------          ------    -------  ------  -------- ----------- --------   ----   ------  ----
ABBOTT LABS            COMMON     002824100      340,072      7,150    SH                Sole                7,150    0     0
ADC TELECOMMUNICATION  COMMON     000886101   10,496,863    390,354    SH                Sole              390,354    0     0
AEGON N V - ORD AMER   COMMON     007924103      440,414     11,863    SH                Sole               11,863    0     0
AFLAC INC              COMMON     001055102    2,723,944     42,150    SH                Sole               42,150    0     0
AMERICAN ESHPRESS CO   COMMON     025816109    6,109,931    100,575    SH                Sole              100,575    0     0
AMERICAN INTL GROUP I  COMMON     026874107    3,535,366     36,947    SH                Sole               36,947    0     0
AMERICAN TOWER CORP C  COMMON     029912201    3,908,194    103,700    SH                Sole              103,700    0     0
ASSOCIATES FIRST CAP   COMMON     046008108    4,890,600    128,700    SH                Sole              128,700    0     0
AT & T CORP.           COMMON     001957109    3,629,487    123,557    SH                Sole              123,557    0     0
AT&T CORP LIBERTY MED  COMMON     001957208    1,625,336     89,984    SH                Sole               89,984    0     0
BANK NEW YORK INC      COMMON     064057102      737,777     13,058    SH                Sole               13,058    0     0
BEA SYS INC COM        COMMON     073325102      233,625      3,000    SH                Sole                3,000    0     0
BELLSOUTH CORP         COMMON     079860102    1,569,456     38,752    SH                Sole               38,752    0     0
BELO A H CORP COM SER  COMMON     080555105    2,015,219    109,300    SH                Sole              109,300    0     0
BERKSHIRE HATHAWAY IN  COMMON     084670108      837,200         13    SH                Sole                   13    0     0
BP AMOCO ADS           COMMON     055622104    2,300,147     43,399    SH                Sole               43,399    0     0
BRIGGS & STRATTON COR  COMMON     109043109      467,362     12,360    SH                Sole               12,360    0     0
BRISTOL MYERS SQUIBB   COMMON     110122108    3,934,150     68,420    SH                Sole               68,420    0     0
CHEVRON CORP           COMMON     166751107      462,225      5,422    SH                Sole                5,422    0     0
CHUBB CORP             COMMON     171232101    3,560,625     45,000    SH                Sole               45,000    0     0
CISCO SYS INC          COMMON     17275R102      828,308     14,992    SH                Sole               14,992    0     0
CNET NETWORKS INC COM  COMMON     12613R104      684,498     28,100    SH                Sole               28,100    0     0
COCA COLA CO           COMMON     191216100    1,276,530     23,157    SH                Sole               23,157    0     0
CONSECO INC COM        COMMON     208464107      106,750     14,000    SH                Sole               14,000    0     0
CORNING INC            COMMON     219350105   10,172,398    102,751    SH                Sole              102,751    0     0
DEERE & CO             COMMON     244199105      555,275     16,700    SH                Sole               16,700    0     0
DISNEY WALT PRODTNS    COMMON     254687106      601,902     15,736    SH                Sole               15,736    0     0
DOVER CORP             COMMON     260003108    3,365,419     71,700    SH                Sole               71,700    0     0
DU PONT E I DE NEMOUR  COMMON     263534109      236,707      5,791    SH                Sole                5,791    0     0
E TOWN COM             COMMON     269242103      945,412     14,137    SH                Sole               14,137    0     0
ELECTRONIC DATA SYSTE  COMMON     285661104      368,437      8,878    SH                Sole                8,878    0     0
ENRON CORP             COMMON     293561106      215,946      2,464    SH                Sole                2,464    0     0
EXXON MOBIL
  CORPORATION          COMMON     30231G102    9,323,373    104,633    SH                Sole              104,633    0     0
FEDERAL HOME LOAN MTG  COMMON     313400301    2,584,188     47,800    SH                Sole               47,800    0     0
FEDERAL NAT MORTGAGE   COMMON     313586109    1,451,450     20,300    SH                Sole               20,300    0     0
FIRST UNION CORP       COMMON     337358105      531,834     16,523    SH                Sole               16,523    0     0
FORD MTR CO DEL COM P  COMMON     345370860    2,587,117    101,456    SH                Sole              101,456    0     0
GEMSTAR TV GUIDE INTE  COMMON     36866W106      753,213      8,639    SH                Sole                8,639    0     0
GENERAL ELECTRIC COMP  COMMON     369604103   11,803,173    204,163    SH                Sole              204,163    0     0


                                4




GILLETTE CO            COMMON     375766102      513,606     16,635    SH                Sole               16,635    0     0
HARCOURT GEN INC       COMMON     41163G101      214,760      3,640    SH                Sole                3,640    0     0
HEWLETT PACKARD CO     COMMON     428236103      330,037      6,770    SH                Sole                6,770    0     0
INTEL CORP             COMMON     458140100    1,344,588     32,351    SH                Sole               32,351    0     0
INTERNATIONAL BUSINES  COMMON     459200101      691,405      6,139    SH                Sole                6,139    0     0
INTERPUBLIC GROUP COS  COMMON     460690100    1,227,476     36,036    SH                Sole               36,036    0     0
JEFFERSON PILOT CORP   COMMON     475070108      271,500      4,000    SH                Sole                4,000    0     0
JOHNSON & JOHNSON      COMMON     478160104    2,094,806     22,300    SH                Sole               22,300    0     0
LEHMAN BROS HLDGS INC  COMMON     524908100      650,978      8,760    SH                Sole                8,760    0     0
LOEWS CORP             COMMON     540424108      276,555      3,317    SH                Sole                3,317    0     0
MELLON FINL CORP       COMMON     58551A108      371,000      8,000    SH                Sole                8,000    0     0
MERCK & CO             COMMON     589331107    5,905,573     79,336    SH                Sole               79,336    0     0
MILLIPORE CORP         COMMON     601073109      581,250     12,000    SH                Sole               12,000    0     0
MINNESOTA MNG & MFG C  COMMON     604059105    1,068,441     11,725    SH                Sole               11,725    0     0
MORGAN J.P. & CO INC   COMMON     616880100      524,924      3,213    SH                Sole                3,213    0     0
MOTOROLA INC           COMMON     620076109      539,939     18,303    SH                Sole               18,303    0     0
NESTLE SA SPONSORED A  FOREIGN    641069406      249,936      2,400    SH                Sole                2,400    0     0
NEWELL RUBBERMAID INC  COMMON     651229106    1,660,248     72,778    SH                Sole               72,778    0     0
NORTHERN TRUST CORP    COMMON     665859104    3,279,488     36,900    SH                Sole               36,900    0     0
NUI CORP               COMMON     629430109      595,290     19,707    SH                Sole               19,707    0     0
ORACLE CORP            COMMON     68389SH105   2,548,665     64,728    SH                Sole               64,728    0     0
PEPSICO INC            COMMON     713448108      221,398      4,813    SH                Sole                4,813    0     0
PFIZER INC             COMMON     717081103      724,560     16,130    SH                Sole               16,130    0     0
PHARMACIA CORP         COMMON     71713U102      348,365      5,788    SH                Sole                5,788    0     0
PHILIP MORRIS COS INS  COMMON     718154107      307,357     10,441    SH                Sole               10,441    0     0
POTASH CORP SASK INC   COMMON     73755L107    2,589,469     49,500    SH                Sole               49,500    0     0
PRISON RLTY CORP COM   COMMON     74264N105      103,669     78,986    SH                Sole               78,986    0     0
PROCTER & GAMBLE CO    COMMON     742718109    3,321,190     49,570    SH                Sole               49,570    0     0
PROVIDIAN FINL CORP    COMMON     74406A102    1,314,450     10,350    SH                Sole               10,350    0     0
QUALCOMM INC COM       COMMON     747525103    1,008,188     14,150    SH                Sole               14,150    0     0
READERS DIGEST ASSN I  COMMON     755267101    3,287,594     93,100    SH                Sole               93,100    0     0
REGIS CORP MINN        COMMON     758932107    3,976,800    265,120    SH                Sole              265,120    0     0
ROYAL DUTCH PETRO-NY   COMMON     780257804    2,048,184     34,172    SH                Sole               34,172    0     0
SBC COMMUNICATIONS, I  COMMON     78387G103      463,339      9,290    SH                Sole                9,290    0     0
SCHLUMBERGER           COMMON     806857108    1,481,460     17,998    SH                Sole               17,998    0     0
SIGMA ALDRICH CORP     COMMON     826552101    1,940,400     58,800    SH                Sole               58,800    0     0
SUN MICROSYSTEM INC    COMMON     866810104      210,150      1,800    SH                Sole                1,800    0     0
TESHACO INC            COMMON     881694103      545,737     10,395    SH                Sole               10,395    0     0
TESHAS INSTRUMENTS INC COMMON     882508104      814,850     17,200    SH                Sole               17,200    0     0
TIME WARNER INC        COMMON     887315109    1,872,087     23,900    SH                Sole               23,900    0     0
TRANSOCEAN SEDCO FORE  COMMON     G90078109      237,900      4,058    SH                Sole                4,058    0     0
TYCO INTL LTD NEW COM  COMMON     902124106      487,625      9,400    SH                Sole                9,400    0     0
US BANCORP             COMMON     902973106      595,663     26,183    SH                Sole               26,183    0     0
VERIZON COMMUNICATION  COMMON     92343V104      336,737      6,952    SH                Sole                6,952    0     0
VIACOM INC CL B        COMMON     925524308    4,990,986     85,316    SH                Sole               85,316    0     0
VODAFONE GROUP PLC     COMMON     92857W100      912,087     24,651    SH                Sole               24,651    0     0
WALGREEN COMPANY       COMMON     931422109      409,725     10,800    SH                Sole               10,800    0     0
WELLS FARGO NEW        COMMON     949746101    1,247,662     27,160    SH                Sole               27,160    0     0





                                5




WORLDCOM INC           COMMON     98157D106    1,264,845     41,641    SH                Sole               41,641    0     0
ZEMESH CDA CORP COM    COMMON     988910105      138,156     18,733    SH                Sole               18,733    0     0


















































                                6
00156001.AA3